Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Balance at beginning of the year	$ 43.1	$ 37.0	$ 33.0
Additions based on tax positions and settlements related to the current year	5.4	2.5	1.1
Additions based on tax positions and settlements related to the prior year	1.1	23.5	11.5
Reductions for tax positions of prior years	(30.6)	(10.7)	(7.2)
Lapse of statute of limitations	(0.7)	(9.2)	(1.4)
Balance at the end of the year	$ 18.3	$ 43.1	$ 37.0